OTHER INCOME/(EXPENSES), NET (Tables)	9 Months Ended
Sep. 30, 2020
OTHER INCOME/(EXPENSES), NET
Schedule of Other Nonoperating Income (Expense)

	For the nine months ended September 30
	2019	2020
	RMB	RMB
Guarantee income	17,438,596	11,007,586
Donations	(996,752)	(12,477,053)
Total	16,441,844	(1,469,467)